Group Employees - Summary of Average Number of Persons Employed by Group and Associates (Details) - Employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number and Average Number of Employees [Line Items]
Average number of employees	91,402	85,335
Associates
Number and Average Number of Employees [Line Items]
Average number of employees	30,809	32,629
Subsidiaries
Number and Average Number of Employees [Line Items]
Average number of employees	60,593	52,706
Subsidiaries | Asia-Pacific
Number and Average Number of Employees [Line Items]
Average number of employees	13,293	13,002
Subsidiaries | Americas
Number and Average Number of Employees [Line Items]
Average number of employees	15,929	14,691
Subsidiaries | Western Europe
Number and Average Number of Employees [Line Items]
Average number of employees	16,644	13,444
Subsidiaries | EEMEA
Number and Average Number of Employees [Line Items]
Average number of employees	12,559	11,569
Subsidiaries | US
Number and Average Number of Employees [Line Items]
Average number of employees	2,168